Related Party Transactions - Trade accounts payable (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction
Trade accounts payables to related parties	$ 8,732	$ 9,607
Related Party
Related Party Transaction
Trade accounts payables to related parties	2,284	2,923
Related Party | KOAS
Related Party Transaction
Trade accounts payables to related parties	1,112	1,309
Related Party | KNOT and affiliates
Related Party Transaction
Trade accounts payables to related parties	$ 1,172	$ 1,614